LEASES - Lease arrangements (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease arrangements
Finance lease liabilities	¥ 6,814,090	¥ 6,580,102
Operating lease liabilities	2,029,299	¥ 1,629,153
Data center buildings and land leases
Lease arrangements
Finance lease liabilities	429,208
Operating lease liabilities	¥ 419,586